Offerings	Jul. 31, 2026 USD ($) shares Rate
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	22,950
Proposed Maximum Offering Price per Unit	159.78
Maximum Aggregate Offering Price	$ 3,666,951
Fee Rate | Rate	0.01381%
Amount of Registration Fee	$ 506.41
Offering Note
1. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover an indeterminate number of additional shares of common stock, par value $0.0001 per share (“Common Stock”), of QUALCOMM Incorporated, a Delaware Corporation (the “Registrant”), which may become issuable the Amended and Restated Qualcomm Incorporated 2023 Long-Term Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transactions effected without consideration which results in the increase in the number of outstanding shares of Common Stock.

2. Consists of shares of Common Stock issuable in respect of restricted stock awards that, prior to the merger of Modular Inc. with a subsidiary of the Registrant (the “Merger”), were outstanding pursuant to Modular Inc.’s 2022 Stock Plan, as amended (the “Company Stock Plan”). Upon completion of the Merger, such awards were assumed by the Registrant and substituted with restricted stock awards payable in Common Stock issuable under the Plan.
4. Estimated pursuant to Rule 457(c) and (h) solely for purposes of calculating the registration fee. The price is calculated on the basis of the average of the high and low prices of the Registrant’s shares of Common Stock on July 29, 2026, as reported on the Nasdaq Global Select Market.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,415,806
Proposed Maximum Offering Price per Unit	16.91
Maximum Aggregate Offering Price	$ 23,941,279
Fee Rate | Rate	0.01381%
Amount of Registration Fee	$ 3,306.29
Offering Note
1. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover an indeterminate number of additional shares of common stock, par value $0.0001 per share (“Common Stock”), of QUALCOMM Incorporated, a Delaware Corporation (the “Registrant”), which may become issuable the Amended and Restated Qualcomm Incorporated 2023 Long-Term Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transactions effected without consideration which results in the increase in the number of outstanding shares of Common Stock.
3. Consists of shares of Common Stock of the Registrant issuable upon exercise of stock option awards that, prior to the merger of Modular Inc. with a subsidiary of the Registrant, were outstanding pursuant to the Company Stock Plan. Upon completion of the Merger such awards were converted into options to acquire Common Stock of the Registrant under the Plan.
5. Estimated pursuant to Rule 457(h) solely for purposes of calculating the registration fee. The proposed maximum aggregate offering price per share and the proposed maximum aggregate offering price with respect to these shares are calculated based on the weighted average exercise price of the outstanding options.